Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Taxes

The components of the (provision) benefit for income taxes consist of the following:

	Years Ended December 31,
	2020	2019
Current tax benefit:
Federal	$-	$-
State and local	-	-
Total current tax benefit	-	-
Deferred tax (provision) benefit:
Federal	20,677,960	9,802,070
State and local	5,279,879	3,053,709
Change in valuation allowance	(26,168,671)	6,685,348
Total deferred tax (provision) benefit	(210,832)	19,541,127
Total income tax (provision) benefit	$(210,832)	$19,541,127

Schedule of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities were as follows:

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$35,535,941	$20,998,172
Tax credit carryforwards	263,873	263,873
Allowance for doubtful accounts	458,506	450,116
Accrued expenses and other	677,909	64,494
Liquidated damages	1,549,313	1,078,235
Unearned revenue	2,356,111	-
Stock-based compensation	2,158,080	1,055,083
Operating lease liability	691,228	223,596
Depreciation and amortization	4,341,983	3,921,952
Deferred tax assets	48,032,944	28,055,521
Valuation allowance	(29,653,417)	(3,484,746)
Total deferred tax assets	18,379,527	24,570,775
Deferred tax liabilities:
Prepaid expenses	(144,704)	(148,051)
Unearned revenue	-	(67,295)
Acquisition-related intangibles	(18,445,655)	(24,355,429)
Total deferred tax liabilities	(18,590,359)	(24,570,775)
Net deferred tax liabilities	$(210,832)	$-

Schedule of Tax Benefit and Effective Income Tax

The provision (benefit) for income taxes on the statement of operations differs from the amount computed by applying the statutory federal income tax rate to loss before the benefit for income taxes, as follows:

	Years Ended December 31,
	2020		2019
	Amount	Percent	Amount	Percent
Federal benefit expected at statutory rate	$(18,694,437)	21.0%	$(12,188,924)	21.0%
State and local taxes, net of federal benefit	(5,279,879)	5.9%	(3,053,709)	5.3%
Stock-based compensation	1,768,735	(2.0)%	1,591,202	(2.7)%
Unearned revenue	(5,120,330)	5.8%	(1,969,056)	3.4%
Interest expense	1,173,535	(1.3)%	1,015,199	(1.7)%
Other differences, net	152,294	(0.2)%	199,643	(0.4)%
Valuation allowance	26,168,671	(29.4)%	(6,685,348)	11.5%
Other permanent differences	42,243	0.0%	1,549,866	(2.7)%
Tax provision (benefit) and effective income tax rate	$210,832	(0.2)%	$(19,541,127)	33.7%